Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aegis Value Fund
Objective [Heading]	rr_ObjectiveHeading	The Fund's Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Aegis Value Fund (the “Fund”) seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge reductions on Class A share purchases if you and members of your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in Description of Classes – Class A Shares General on page 31 of the Prospectus and in Purchase, Redemption and Pricing of Shares – Reduction or Waiver of Deferred Sales Charge on page 30 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-02-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended August 31, 2013, the Predecessor Value Fund’s portfolio turnover rate was 35% of the average value of its portfolio. Effective October 21, 2013, the Predecessor Value Fund changed its fiscal year end from August 31 to December 31. During the period from September 1, 2013 to December 31, 2013, the portfolio turnover rate for the Predecessor Value Fund was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" for the Fund have been restated to reflect the estimated expenses of the Fund for its current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
 This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the fee waiver remains in effect through its current term.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in common stocks that Aegis Financial Corporation, the Fund’s investment advisor (the “Advisor”), believes are significantly undervalued relative to the market based on fundamental accounting measures including book value (assets less liabilities), revenues, or cash flow.  This strategy is commonly known as a “deep value” investment strategy.  The Fund may invest in securities issued by companies of any market capitalization, including small- and mid-capitalization companies.  The Fund considers a small-capitalization company to be a company with a market capitalization (the value of all outstanding stock) of less than $1 billion at the time of investment.  The Fund has no percentage allocation for investments in small- or mid-capitalization companies, and the Fund may invest up to 100% of its portfolio in the securities of these companies.  The Fund may also invest in the securities of foreign companies and in real estate investment trusts (“REITs”).  The Advisor may hold a significant portion of the Fund’s portfolio in cash or cash equivalent instruments.  If market conditions reduce the availability of securities with acceptable valuations, the Fund may, for extended periods, hold larger than usual cash reserves until securities with acceptable valuations become available.

The Fund may, from time to time, take temporary defensive positions in response to adverse market, economic, political or other conditions.  To the extent the assets of the Fund are invested in temporary defensive positions, the Fund may not achieve its investment objective.  For temporary defensive purposes, the Fund may invest in cash and/or short-term obligations.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down.  This means that you could lose money over short or extended periods of time.  Before investing in this Fund, you should carefully consider all risks of investing in:  stocks in general, “deep value” stocks, stocks of smaller companies, and stocks of foreign companies.  A summary of these risks is provided below.  Also, for additional information, please refer to the section of the Prospectus titled “Additional Information About the Investment Strategies and Risks of the Funds.”

•
Equity Investment Risk.  To the extent the Fund invests in common stocks and other equity securities, it may be subject to the risks of changing economic, stock market, industry and company conditions. Equity security prices can fluctuate over a wide range in the shorter term or over extended periods of time.   In addition, the interests of equity holders are typically subordinated to the interests of creditors and other senior shareholders.

•
Risks of Value-Oriented Investment Strategies.  The Advisor follows an investing style that favors value investments.  Historically, value investments have performed best during periods of economic recovery.  Therefore, the value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles.  Investors should be prepared to tolerate volatility in Fund returns.

•
Risks of Investing in Small- and Mid-Capitalization Companies. The Fund’s purchases of securities of small- and mid-capitalization companies bring specific risks.  Historically, these company securities have been more volatile in price than larger company securities, especially in the shorter term.  Such companies may not be well-known to the investing public and may not have significant institutional ownership or analyst coverage.  These and other factors may contribute to higher volatility in prices.

•
Risks of Investing in Foreign Securities. To the extent the Fund holds foreign securities, whether or not such securities are denominated in U.S. Dollars, the Fund will be subject to special risks.  These risks will include greater volatility, investments that are less liquid than similar U.S. securities, and adverse political or economic developments resulting from political, international or military crises.  An additional risk is that the value of the Fund’s investments in securities of foreign issuers, measured in U.S. Dollars, will increase or decrease as a result of changes in currency exchange rates.

•
Risks of Investing in Large-Capitalization Companies. Large-capitalization companies may be unable to respond quickly to new competitive challenges and are sometimes unable to attain the high growth rates of successful smaller companies during periods of economic expansion.

•	Risks of Investing in a Managed Fund. The investment decisions of the Advisor may cause the Fund to underperform other investments or benchmark indices.

•
Risks Relating to Investments in REITs. A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  Additionally, there is always a risk that a REIT will fail to qualify for favorable tax treatment.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the securities held by the Fund will fluctuate in price, the value of your investment in the Fund will go up and down. This means that you could lose money over short or extended periods of time.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is a newly created series of The Aegis Funds that was organized to acquire the assets and liabilities of Aegis Value Fund, Inc. (the “Predecessor Value Fund”) in exchange for Class I shares of the Fund.  Accordingly, the Fund is the successor to the Predecessor Value Fund, and the following performance information shown for periods prior to February 28, 2014, is that of the Predecessor Value Fund.  The Fund has investment objectives and strategies that are substantially similar to the Predecessor Value Fund, which was also advised by the Advisor.

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Value Fund’s performance from year to year and how the Predecessor Value Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  The following information shows the performance of the Class I shares only, since Class I shares have the longest period of annual returns.  Class A shares commenced operations on February 28, 2014.  Performance information for Class A shares will not be available until Class A shares have been in operation for a calendar year.  The performance of the Class A shares will differ from the performance shown because the Class A shares have different expenses than the Class I shares.

Note: The Predecessor Value Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s results can be obtained on the Fund’s website at www.aegisfunds.com or by calling 800-528-3780.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Value Fund's performance from year to year and how the Predecessor Value Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-528-3780
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aegisfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Value Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for the year ended December 31 - Predecessor Value Fund - Class I
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown on the bar chart, the Predecessor Value Fund’s best and worst quarters are as follows:

Highest Quarterly Return	48.49%	(2nd Quarter 2009)
Lowest Quarterly Return	-47.87%	(4th Quarter 2008)

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	48.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(47.87%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(index reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.  Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). All Fund performance data assumes reinvestment of dividends and capital gain distributions. The past performance of the Predecessor Value Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Period Ended December 31, 2013
Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Value Index (index reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.52%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.61%
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses (before expense reimbursement)	rr_ExpensesOverAssets	1.38%	[2]
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	755
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,657
Annual Return 2004	rr_AnnualReturn2004	13.48%
Annual Return 2005	rr_AnnualReturn2005	3.85%
Annual Return 2006	rr_AnnualReturn2006	17.79%
Annual Return 2007	rr_AnnualReturn2007	(8.20%)
Annual Return 2008	rr_AnnualReturn2008	(51.36%)
Annual Return 2009	rr_AnnualReturn2009	91.44%
Annual Return 2010	rr_AnnualReturn2010	28.51%
Annual Return 2011	rr_AnnualReturn2011	(3.27%)
Annual Return 2012	rr_AnnualReturn2012	25.14%
Annual Return 2013	rr_AnnualReturn2013	35.24%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	35.24%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	32.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.58%
Class I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	34.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	31.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.33%
Class I | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.72%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	27.00%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.59%
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[3]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Fund Operating Expenses (before expense reimbursement)	rr_ExpensesOverAssets	1.63%	[2]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions on Class A share purchases if you and members of your family invest, or agree to invest in the future, at least $100,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	635	[4]
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	870	[4]
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,228	[4]
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,235	[4]

[1]	"Other Expenses" for the Fund have been restated to reflect the estimated expenses of the Fund for its current fiscal year. The Fund is the successor to the Aegis Value Fund, Inc. (the "Predecessor Value Fund"), which was reorganized into the Fund on February 28, 2014.
[2]	Aegis Financial Corporation (the "Advisor") has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit fees and/or reimburse the Fund's expenses until April 30, 2015, in order to limit the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" (not including Acquired Fund Fees and Expenses) of the Fund to 1.50% of the Class I shares' average daily net assets and 1.75% of the Class A shares' average daily net assets. Brokerage fees, interest expenses, taxes, leverage, acquired fund fees and expenses, front-end or contingent deferred loads, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the operating expenses subject to the expense limitation agreement. Only the Board of Trustees may terminate the expense limitation agreement during its current term. The Fund has agreed to repay the Advisor for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such repayment does not cause the "Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement" to exceed 1.50% (for Class I) or 1.75% (for Class A) and the repayment is made within three years after the year in which the Advisor incurred the expense. The agreement may be extended by the parties for additional one-year terms. The Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may be higher than the amount shown above to the extent the Fund incurs expenses excluded from the expense limitation agreement.
[3]	The deferred sales charge applies to redemptions of shares that were purchased without imposition of the initial sales charges (i.e., purchases of $1 million or more) occurring within 2 years of purchase.
[4]	If you purchase Class A shares without imposition of the initial sales charge and redeem your Class A shares within two years after purchase, then a 1.00% deferred sales charge would increase the expenses.